Shareholders/ Equity (Details Narrative) (10-K) - USD ($)						1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Dec. 02, 2020	Apr. 11, 2019	Apr. 09, 2019	Apr. 05, 2019	Feb. 28, 2021	Dec. 31, 2020	Nov. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 27, 2019
Number of shares issued to common stock	30,000
Value of converted debt				$ 400,000							$ 400,000	$ 220,000
Debt convertible into shares				2,500,000				25,409,544
Loss on conversion of debt				$ 14,999
Stock compensation expense							$ 2,000,000		$ 417,462		$ 57,201	$ 4,624,708
Number of sale of shares									3,427,043		2,590,364	4,577,043
Proceeds from sale of stock									$ 400,000		$ 430,000	$ 1,550,000
Conversion price per share								$ 0.01
Debt discount							$ 100,000					$ 100,000
Number of stock options granted									67,502		224,000	333,506
Stock options, outstanding							557,506		625,008		224,000	557,506
Exercise prices granted									$ 0.60		$ 0.34	$ 0.53
Vested shares amount									$ 49,213
Risk free interest rate									2.00%			2.00%
Expected life									5 years			5 years
Dividend yield									0.00%			0.00%
Expected volatility									79.00%
Intrinsic value of options outstanding							$ 307,000		$ 331,000		$ 0	$ 307,000
IPO [Member]
Number of stock options granted									5,834			30,834
Vested shares amount									$ 3,500			$ 18,500
Minimum [Member]
Exercise prices granted									$ 0.17			$ 0.17
Expected volatility												204.00%
Maximum [Member]
Exercise prices granted									$ 0.60			$ 0.60
Expected volatility												228.00%
Two Founders [Member]
Number of shares issued to common stock					25,000,000
Lender [Member]
Number of shares issued to common stock	10,000	100,000
Debt discount		$ 100,000
Founders [Member]
Number of stock options granted									280,000			280,000
Employment Agreement [Member]
Number of shares issued to common stock			1,375,000			600,000
Stock compensation expense											$ 57,063	$ 76,063
Sponsorship Agreements [Member]
Number of shares issued to common stock									63,249
Stock compensation expense									$ 163,249
Number of stock options granted									345,008			277,506
Options exercisable term												5 years
Executives and Other Employees [Member]
Number of shares issued to common stock											0	500,000
Stock compensation expense											$ 0	$ 500,000
Sponsorship and Consulting Services [Member]
Number of shares issued to common stock											0	2,645,498
Stock compensation expense											$ 0	$ 2,645,498